Gains (Losses) on Disposals of Non-current Assets	12 Months Ended
Dec. 31, 2018
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Gains (Losses) on Disposals of Non-current Assets

NOTE 32—GAINS (LOSSES) ON DISPOSALS OF NON—CURRENT ASSETS

Gains (losses) on disposals of non—current assets amounted to a loss of 1 million euros in 2018, a gain of 11 million euros in 2017 and a gain of 14 million euros in 2016.

Details are as follows:

		Year ended December 31,
		2018	2017	2016
		(millions of euros)
Gains on disposals of non-current assets:
Gains on the retirement/disposal of intangible and tangible assets		13	15	28
Gains on the disposal of investments in subsidiaries		—	—	—

	(A)	13	15	28

Losses on disposals of non-current assets:
Losses on the retirement/disposal of intangible and tangible assets		14	4	14
Losses on the disposals of investments in subsidiaries		—	—	—

	(B)	14	4	14

Total	(A—B)	(1)	11	14

In 2018 this item was negative for 1 million euros while in 2017 it was positive (11 million euros), connected with the ordinary asset renewal process.

In 2017, gains on disposals of non-current assets were connected with the ordinary asset renewal process.

In 2016, gains on disposals of non-current assets were 14 million euros and included a gain of 44 million reais (approximately 12 million euros at the 2016 average exchange rate) realized by the Brazil Business Unit from the sale of two further tranches of telecommunications towers to American Tower do Brasil.